Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000186848
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Dividend VIT Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Donoghue Forlines Dividend VIT Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$100	2.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The performance of the Fund over the past six months was driven by the rally in equity markets. The Fund was 100% allocated to equities for the entire period and took advantage of the environment. Stock selection, engineered by our proprietary quantitative methodology, played a large role in the performance of the Fund. The value category was more challenged than growth during the time period.

During the six months ended June 30, 2024, the performance of the Fund did not deviate from Managers expectations. The Fund is designed to protect against capital destroying downside.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Donoghue Forlines Dividend VIT Fund	Russell 1000® Total Return Index	Russell 1000® Value Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,215	$10,737	$10,413
Jun-2016	$9,767	$11,052	$10,711
Jun-2017	$10,018	$13,044	$12,375
Jun-2018	$10,194	$14,941	$13,213
Jun-2019	$9,645	$16,438	$14,331
Jun-2020	$8,125	$17,667	$13,064
Jun-2021	$11,019	$25,277	$18,771
Jun-2022	$10,428	$21,982	$17,491
Jun-2023	$10,113	$26,239	$19,510
Jun-2024	$10,842	$32,504	$22,057

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
Donoghue Forlines Dividend VIT Fund	4.99%	7.20%	2.37%	0.81%
Russell 1000® Total Return Index	14.24%	23.88%	14.61%	12.51%
Russell 1000® Value Index	6.62%	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 8,236,850
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 10,803
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,236,850 Number of Portfolio Holdings52 Advisory Fee (net of waivers)$10,803 Portfolio Turnover69%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.7%
Reit	3.6%
Short-Term Investments	12.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Synchrony Financial	2.2%
Gilead Sciences, Inc.	2.2%
International Business Machines Corporation	2.1%
Williams Companies, Inc.	2.1%
CH Robinson Worldwide, Inc.	2.1%
Cisco Systems, Inc.	2.0%
VF Corporation	2.0%
3M Company	2.0%
Lamar Advertising Company - Class A	2.0%
Coca-Cola Company (The)	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000186847
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Momentum VIT Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Donoghue Forlines Momentum VIT Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$78	1.56%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The performance of the Fund over the past six months was driven by the rally in equity markets, specifically the rally in growth and momentum stocks. The Fund was 100% allocated to equites for the entire period and took advantage of the environment. Stock selection, engineered by our proprietary quantitative methodology, played a large role in the performance of the Fund. Growth and momentum categories outperformed during the time period.

During the six months ended June 30, 2024, the performance of the Fund did not deviate from Managers expectations. The Fund is designed to protect against capital destroying downside.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Donoghue Forlines Momentum VIT Fund	Russell 1000® Total Return Index
Jun-2014	$10,000	$10,000
Jun-2015	$10,294	$10,737
Jun-2016	$9,949	$11,052
Jun-2017	$11,460	$13,044
Jun-2018	$12,567	$14,941
Jun-2019	$13,067	$16,438
Jun-2020	$10,262	$17,667
Jun-2021	$16,456	$25,277
Jun-2022	$14,108	$21,982
Jun-2023	$14,731	$26,239
Jun-2024	$19,074	$32,504

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Donoghue Forlines Momentum VIT Fund	19.60%	29.49%	7.86%	6.67%
Russell 1000® Total Return Index	14.24%	23.88%	14.61%	12.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 68,625,227
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 326,375
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$68,625,227 Number of Portfolio Holdings52 Advisory Fee $326,375 Portfolio Turnover97%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.3%
Reit	2.0%
Short-Term Investments	7.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Crowdstrike Holdings, Inc. - Class A	2.3%
Broadcom, Inc.	2.3%
Arista Networks, Inc.	2.3%
Palo Alto Networks, Inc.	2.2%
Lam Research Corporation	2.2%
NVIDIA Corporation	2.2%
Iron Mountain, Inc.	2.1%
Applied Materials, Inc.	2.1%
KLA Corporation	2.1%
Meta Platforms, Inc. - Class A	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.